Acquisition of Intermeccanica (Details Textual)		12 Months Ended
	Oct. 18, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Acquisition Of Intermeccanica (Textual)
Debt instruments issued		$ 1,500,000
Recoverable amount of cash- generating determined to fair value less costs to sell		1,157,206
Impairment in net loss		$ 1,342,794
Intermeccanica [Member]
Acquisition Of Intermeccanica (Textual)
Debt instruments issued	$ 10,000,000
Promissory note payable in installments	$ 500,000
Note paid date	January 28, 2018
Contributed revenue	$ 109,173
Realized net income	23,598
Total purchase consideration	2,500,000
Initial payment	1,000,000
Additional cash paid prior to acquisition	200,000
Promissory note	1,500,000
Amount paid for acquisition	$ 700,000